Note 11 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
	Year ended December 31, 2022	Year ended December 31, 2021

United States	$81,876,626	$88,970,329
Canada	17,242,502	17,183,464
Europe and other	21,919,607	15,872,509
	121,038,735	122,026,302